Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September, 30, 2008
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10-28-08





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
55
Form 13F Information Table Value Total:
$331,926
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308   9,094    818,500      SH          DEFINED             818,500
American Natl Bankshare Com        027745108   1,408     78,249      SH          DEFINED              78,249
Assurant                Com        04621X108  12,714    231,165      SH          DEFINED             231,165
Atlas America           Com        049167109     587     17,193      SH          SOLE                 17,193
BCSB Bancorp	      Com        055367106     628     60,000      SH          SOLE                 60,000
Baker Michael Corp      Com        057149106  23,124    664,480      SH          DEFINED             664,480
Berkley, WR             Com        084423102   9,336    396,442      SH          DEFINED             396,442
Brush Engineered        Com        117421107   2,958    159,275      SH          DEFINED             159,275
CKX Inc.                Com        12562M106   1,765    286,550      SH          DEFINED             286,550
Cal Dive Int'l Inc      Com        12802T101   3,859    364,095      SH          DEFINED             364,095
Cardinal Financial      Com        14149F109   4,664    577,275      SH          DEFINED             577,275
Carpenter Tech          Com        144285103   6,762    263,625      SH          DEFINED             263,625
ConocoPhillips          Com        20825C104   2,162     29,515      SH          DEFINED              29,515
EOG Res Inc.            Com        26875P101   6,117     68,380      SH          DEFINED              68,380
Emcor Group             Com        29084Q100  15,814    600,847      SH          DEFINED             600,847
Emerson Elec Co.        Com        291011104   2,706     66,330      SH          DEFINED              66,330
Energen Corp.           Com        29265N108   7,437    164,240      SH          DEFINED             164,240
FTI Consulting          Com        302941109  25,489    352,836      SH          DEFINED             352,836
First Mariner Banc      Com        320795107     255    161,386      SH          DEFINED             161,386
First Potomac           Com        33610F109     223     12,950      SH          DEFINED              12,950
John Hancock Bk      SHBENINT      409735107     296     58,780      SH          SOLE                 58,780
Hercules                Com        427056106   2,653    134,075      SH          DEFINED             134,075
Middleburg Financial    Com        596094102     437     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107   6,381    437,924      SH          DEFINED             437,924
Oceanfirst Fin          Com        675234108     230     12,699      SH          DEFINED              12,699
PartnerRe Holdings      Com        G6852T105   6,400     93,988      SH          DEFINED              93,988
PPL Corporation         Com        69351T106   9,348    252,525      SH          DEFINED             252,525
Patriot Ntl Bancorp     Com        70336F104     353     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     691     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101  10,001  1,126,285      SH          DEFINED           1,126,285
Rosetta Resources       Com        777779307   1,689     92,000      SH          SOLE                 92,000
Rudolph Tech            Com        781270103     286     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   7,491    585,230      SH          DEFINED             585,230
Rush Enterprises        CLB        781846308   3,715    295,798      SH          SOLE                295,798
Southern National Banc  Com        843395104     226     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103   1,921     42,704      SH          DEFINED              42,704
Suncor Energy           Com        867229106  15,550    369,000      SH          DEFINED             369,000
Tessera Technologies    Com        88164L100   3,862    236,375      SH          DEFINED             236,375
United America          CLA        90933T109  16,184  1,126,209      SH          DEFINED           1,126,209
Urstadt Biddle Pptys    CLA        917286205     516     27,500      SH          SOLE                 27,500
Watsco Inc.             Com        942622200   6,571    130,697      SH          DEFINED             130,697
Adaptec            Note .75 12/2   00651FAG3  16,837 16,964,000      PRN         DEFINED          16,964,000
Agere Sys          Note 6.5 12/1   00845VAA8  14,662 14,517,000      PRN         DEFINED          14,517,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   6,023  6,424,000      PRN         DEFINED           6,424,000
Coeur D'Alene Mine Note 1.25 1/1   192108AQ1   1,089  1,500,000      PRN         SOLE              1,500,000
Digital River      Note 1.25 1/0   25388BAB0  12,168 12,400,000      PRN         DEFINED          12,400,000
Electronic Data    Note 3.875 7/1  285661AF1   5,136  5,322,000      PRN         DEFINED           5,322,000
Finisar            Note 5.25 10/1  31787AAC5   8,978  9,000,000      PRN         DEFINED           9,000,000
Kulicke & Soffa    Note  .5 11/3   501242AL5   5,990  6,191,000      PRN         DEFINED           6,191,000
Level 3 Communic   Note 6.0  9/1   52729NAG5  17,078 18,168,000      PRN         DEFINED          18,168,000
Level 3 Communic   Note 6.0  3/1   52729NAS9   2,190  2,503,000      PRN         SOLE              2,503,000
Magma Design Auto  Note 2.0 5/1    559181AC6   4,263  5,500,000      PRN         DEFINED           5,500,000
Red Hat            DBCV  .5 1/1    756577AB8   1,085  1,119,000      PRN         DEFINED           1,119,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   3,428  3,553,000      PRN         DEFINED           3,553,000
Veeco Instruments  Note 4.125 12/2 922417AB6   1,096  1,116,000      PRN         SOLE              1,116,000